Share Capital (Tables)	12 Months Ended
Dec. 31, 2021
Share Capital (Tables) [Line Items]
Schedule of fair value of options granted to employees on the date of grant was computed using the Black-Scholes model
	Year ended December 31,
	2021	2020	2019
Value of one ordinary share	$11.9-20.37	$7.86-10.5	$5.7-5.93
Dividend yield	0%	0%	0%
Expected volatility	65.36-66.49%	66.12-66.41%	61.31-62.56%
Risk-free interest rate	0.64-1.37%	0.45-0.52%	2%
Expected term	6.11 years	6.11 years	4-5.5 years

Schedule of outstanding and exercisable options
December 31, 2021
Options outstanding			Options exercisable
Exercise prices *	Number of options outstanding at end of year	Weighted average remaining contractual Life	Number of options exercisable at end of year	Weighted average remaining contractual life
$28.94	6,666	3.38	1,329	3.38
7.07	5,000	3.33	4,375	3.33
20.7	20,000	9.88	-	-
15.2	23,000	9.41	-	-
13.08	40,500	9.04	-	-
12.78	30,000	9.24	-	-
11.06	162,713	8.11	71,186	8.11
10.08	290,186	8.19	114,072	7.86
9.12	32,000	8.66	10,000	8.66
5.07	205,125	3.86	137,151	3.74
$4.02	420,920	3.12	406,857	3.08
	1,236,110		744,970

Schedule of share-based compensation
	Year ended December 31
	2021	2020	2019
Cost of revenues	$78	$66	$-
Research and development expenses	525	464	549
General, administrative and marketing expenses	1,017	1,075	576
	$1,620	$1,605	$1,125

Option Granted to Employees [Member]
Share Capital (Tables) [Line Items]
Schedule of shares issued granted options
	Year ended December 31, 2021
	Award amount	Exercise price range	Vesting period	Expiration
Employees	96,500	$12.78-20.7	4 years	10 years
Directors	23,000	$15.2	4 years	10 years

	Year ended December 31, 2020
	Award amount	Exercise price range	Vesting period	Expiration
Employees	317,909	$10.08	4 years	10 years
Directors	194,713	$9.12-11.06	4 years	10 years

	Year ended December 31, 2019
	Award amount	Exercise price Range	Vesting period	Expiration
Employees	230,000	$5.07	4 years	7 years
Directors	301,390	$4.02-5.07	4 years	7 years

Schedule of changes in number of options granted
	2021		2020		2019
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price*
Options outstanding at the beginning of the year	1,198,777	$6.88	721,361	$4.38	512,615	$15.09
Granted	119,500	14.69	512,622	10.33	531,390	5.09
Exercised	(66,037)	4.54	(20,245)	4.13	(6,076	1.30
Expired	-	-	-	-	(11,891)	23.83
Forfeited	(31,546)	9.47	(14,961)	7.93	(304,677)	5.84
Options outstanding at the end of the year	1,220,694	7.71	1,198,777	$6.88	721,361	$4.38	*
Options exercisable at the end of the year	737,079	$5.9	477,611	$4.25	310,093	$4.02	*

Option Granted to Non-Employees [Member]
Share Capital (Tables) [Line Items]
Schedule of fair value of options granted to employees on the date of grant was computed using the Black-Scholes model
2019
Value of one ordinary share	$5.93
Dividend yield	0%
Expected volatility	62%
Risk-free interest rate	2%
Expected term	4 years

Schedule of changes in number of options granted
	2021		2020		2019
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Options outstanding at the beginning of the year	18,082	$17.97	23,664	$27.44	18,664	$33.44
Granted	-	-	-	-	5,000	5.07
Exercised	-	-	(1,250)	5.07	-	-
Expired	(2,666)	64.61	(4,332)	61.85	-	-
Options outstanding at the end of the year	15,416	$16.04	18,082	$17.97	23,664	$27.44
Options exercisable at the end of the year	7,891	$10.2	8,057	$18.42	10,202	$46.03